[Annotated Form N-Q]

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08460
MORGAN STANLEY GLOBAL OPPORTUNITY BOND FUND, INC.
(Exact name of registrant as specified in charter)
1221 AVENUE OF THE AMERICAS 22ND FLOOR NEW YORK, NY		10020
(Address of principal executive offices)		(Zip code)
RONALD E. ROBISON 1221 AVENUE OF THE AMERICAS 33RD FLOOR NEW YORK, NY, 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-221-6726

Date of fiscal year end:	12/31/04

Date of reporting period:	9/30/04

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Global Opportunity Bond Fund, Inc.

2004 Third Quarter Report

September 30, 2004 (unaudited)

Portfolio of Investments

(Showing Percentage of Total Value of Investments)

Face Amount (000)	Value (000)
DEBT INSTRUMENTS (96.1%)
Argentina (1.5%)
Republic of Argentina
6.00%, 3/31/23	$	(a)151	$80
11.375%, 3/15/10-1/30/17	(a)265	82
11.75%, 4/7/09-6/15/15	(a)760	234
Republic of Argentina (Linked Variable Rate)
82.329%, 4/10/05	(a)(b)560	194
590
Belgium (0.5%)
Corporate (0.5%)
Telenet Communications NV
9.00%, 12/15/13	EUR	(c)75	99
Telenet Group Holding NV
0.00%, 6/15/14	$	(c)(d)145	107
206
Brazil (7.5%)
Sovereign (7.5%)
Federative Republic of Brazil
2.063%, 4/15/24	(b)400	352
6.00%, 4/15/24	(b)130	117
8.00%, 4/15/14	610	603
8.875%, 4/15/24	375	360
10.50%, 7/14/14	300	335
11.00%, 8/17/40	240	269
14.50%, 10/15/09	630	816
2,852
Bulgaria (0.8%)
Sovereign (0.8%)
Republic of Bulgaria
8.25%, 1/15/15	(c)141	174
Republic of Bulgaria (Registered)
8.25%, 1/15/15	120	149
323
Canada (2.6%)
Corporate (2.6%)
Abitibi-Consolidated, Inc.
6.00%, 6/20/13	50	46
7.75%, 6/15/11	(c)(e)35	37
7.75%, 6/15/11	60	62
CHC Helicopter Corp.
7.375%, 5/1/14	105	110
Husky Oil Co.
8.90%, 8/15/28	(b)(e)155	180
Jean Coutu Group, Inc.
7.625%, 8/1/12	(c)35	36
8.50%, 8/1/14	(c)120	120
Nortel Networks Corp. (Convertible)
4.25%, 9/1/08	100	97
Nortel Networks Ltd.
6.125%, 2/15/06	90	92
Tembec Industries, Inc.
8.50%, 2/1/11	(e)195	205
985
Chile (1.0%)
Corporate (1.0%)
Empresa Nacional de Petroleo
6.75%, 11/15/12	(c)350	391
Colombia (1.2%)
Sovereign (1.2%)
Republic of Colombia
9.75%, 4/9/11	246	279
10.375%, 1/28/33	80	87
11.75%, 2/25/20	60	74
440
France (0.3%)
Corporate (0.3%)
Rhodia SA
8.875%, 6/1/11	110	96
Germany (0.8%)
Corporate (0.8%)
Cognis Deutschland GmbH & Co. KG
6.897%, 11/15/13	EUR	(b)(c)95	125
Kabel Deutschland GmbH
10.625%, 7/1/14	$	(c)170	186
311
Indonesia (1.4%)
Corporate (1.4%)
Pindo Deli Finance (Mauritius)
10.75%, 10/1/07	(a)(c)990	309
Tjiwi Kimia Finance Mauritius Ltd.
10.00%, 8/1/04	(a)180	74
Tjiwi Kimia International Global Bond
13.25% (expired maturity)	(a)390	161
544
Ireland (0.5%)
Corporate (0.5%)
JSG Funding plc
10.125%, 10/1/12	EUR	125	176

Portfolio of Investments (cont’d)

(Showing Percentage of Total Value of Investments)

		Face Amount (000)	Value (000)
Ivory Coast (0.1%)
Sovereign (0.1%)
Republic of Ivory Coast
2.00%, 3/29/18		$ (a)180	$32
Luxembourg (1.3%)
Corporate (1.3%)
Cablecom Luxembourg SCA
9.375%, 4/15/14	EUR	(c)175	225
Lighthouse International Co. SA (Registered)
8.00%, 4/30/14		50	61
Safilo Capital International SA
9.625%, 5/15/13		(c)115	138
SGL Carbon Luxembourg SA
8.50%, 2/1/12		(c)50	65
			489
Malaysia (0.9%)
Sovereign (0.9%)
Government of Malaysia
8.75%, 6/1/09		$280	336
Mexico (9.5%)
Corporate (4.9%)
AXtel SA
11.00%, 12/15/13		(e)125	129
Pemex Project Funding Master Trust
3.18%, 6/15/10		(b)(c)380	385
9.125%, 10/13/10		360	429
Petroleos Mexicanos
9.50%, 9/15/27		410	501
Petroleos Mexicanos (Registered)
8.625%, 12/1/23		250	283
Satelites Mexicanos SA de CV
10.125%, 11/1/04		(a)246	132
			1,859
Sovereign (4.6%)
United Mexican States
8.00%, 9/24/22		100	113
8.125%, 12/30/19		160	184
8.375%, 1/14/11		390	458
10.375%, 2/17/09		270	333
11.50%, 5/15/26		451	680
			1,768
			3,627
Nigeria (0.6%)
Sovereign (0.6%)
Central Bank of Nigeria Par Bond
6.25%, 11/15/20		250	236
Panama (0.9%)
Sovereign (0.9%)
Republic of Panama
9.375%, 4/1/29		150	169
9.625%, 2/8/11		160	184
			353
Peru (1.1%)
Sovereign (1.1%)
Republic of Peru
4.50%, 3/7/17		(b)130	115
8.375%, 5/3/16		130	136
9.875%, 2/6/15		140	162
			413
Philippines (3.3%)
Sovereign (3.3%)
Republic of Philippines
8.875%, 3/17/15		755	756
9.875%, 1/15/19		210	217
10.625%, 3/16/25		270	290
			1,263
Qatar (0.4%)
Sovereign (0.4%)
State of Qatar (Registered)
9.75%, 6/15/30		110	159
Russia (8.6%)
Corporate (1.5%)
Aries Vermoegensverwaltungs GmbH
9.60%, 10/25/14		500	564
Sovereign (7.1%)
Russian Federation
5.00%, 3/31/30		(c)(d)401	388
Russian Federation (Registered)
5.00%, 3/31/30		(d)524	507
8.25%, 3/31/10		320	350
11.00%, 7/24/18		601	784
12.75%, 6/24/28		455	695
			2,724
			3,288

Portfolio of Investments (cont’d)

(Showing Percentage of Total Value of Investments)

		Face Amount (000)	Value (000)
Tunisia (0.2%)
Sovereign (0.2%)
Banque Centrale de Tunisie
7.375%, 4/25/12		$70	$80
Turkey (3.0%)
Sovereign (3.0%)
Citigroup Global Markets Holdings, Inc. (Turkish Lira Index Linked)
Zero Coupon, 2/23/06		120	125
Zero Coupon, 2/23/06		360	362
Zero Coupon, 2/23/06		150	148
Sovereign (1.4%)
Republic of Turkey
11.00%, 1/14/13		350	431
11.50%, 1/23/12		80	100
			531
			1,041
Ukraine (0.5%)
Sovereign (0.5%)
Republic of Ukraine
5.33%, 8/5/09		(b)(c)190	193
United Kingdom (0.1%)
Corporate (0.1%)
Avecia Group plc
11.00%, 7/1/09		(e)55	49
Esprit Telecom Group plc
11.00%, 6/15/08	EUR	(a)(f)233	@—
			49
United States (45.6%)
Corporate (45.6%)
Advanstar Communications, Inc.
9.22%, 8/15/08		$ (b)149	155
10.75%, 8/15/10		(e)20	22
AES Corp. (The)
7.75%, 3/1/14		45	47
8.875%, 2/15/11		9	10
9.00%, 5/15/15		(c)100	113
9.375%, 9/15/10		16	18
Allegheny Energy, Inc.
7.75%, 8/1/05		35	36
Allied Waste North America
8.875%, 4/1/08		(e)230	251
American Tower Corp.
7.125%, 10/15/12		(c)80	80
7.50%, 5/1/12		75	77
9.375%, 2/1/09		66	70
AmerisourceBergen Corp.
8.125%, 9/1/08		(e)140	156
Amscan Holdings, Inc.
8.75%, 5/1/14		(c)60	61
Amsted Industries, Inc.
10.25%, 10/15/11		(c)(e)85	94
Associated Materials, Inc.
0.00%, 3/1/14		(c)(d)275	201
AutoNation, Inc.
9.00%, 8/1/08		(e)100	115
Avalon Cable LLC
11.875%, 12/1/08		(d)28	30
Brand Services, Inc.
12.00%, 10/15/12		90	103
BRL Universal Equipment 2001 A LP
8.875%, 2/15/08		(e)120	128
Buhrmann US, Inc.
8.25%, 7/1/14		(c)110	111
C.B. Richard Ellis Services, Inc.
11.25%, 6/15/11		150	176
CA FM Lease Trust
8.50%, 7/15/17		(c)107	125
Cablevision Systems Corp.
6.669%, 4/1/09		(b)(c)100	104
Caesars Entertainment, Inc.
7.875%, 12/15/05		145	153
8.875%, 9/15/08		110	126
Calpine Corp.
8.50%, 7/15/10		(c)(e)140	108
Centennial Communications Corp./Cellular Operating Co. LLC
8.625%, 2/1/14		(c)130	125
Charter Communications Holdings LLC
0.00%, 1/15/11		(d)(e)115	83
9.625%, 11/15/09		25	20
10.25%, 1/15/10		(e)75	61
10.75%, 10/1/09		35	29
Chesapeake Energy Corp.
7.50%, 9/15/13		(e)125	137
Cinemark, Inc.
0.00%, 3/15/14		(d)40	28
Citgo Petroleum Corp.
11.375%, 2/1/11		45	53

Portfolio of Investments (cont’d)

(Showing Percentage of Total Value of Investments)

	Face Amount (000)	Value (000)
United States (cont’d)
Corporate (cont’d)
CMS Energy Corp.
7.50%, 1/15/09	$ (e)15	$16
8.50%, 4/15/11	(e)75	82
Delhaize America, Inc.
8.125%, 4/15/11	(e)145	166
Dex Media East LLC
12.125%, 11/15/12	48	60
Dex Media West LLC
9.875%, 8/15/13	69	81
Dex Media, Inc.
0.00%, 11/15/13	(d)140	103
DirecTV Holdings LLC
8.375%, 3/15/13	(e)35	40
Dynegy Holdings, Inc.
6.875%, 4/1/11	(e)120	115
9.875%, 7/15/10	(c)(e)75	85
Echostar DBS Corp.
6.375%, 10/1/11	(c)(e)30	31
6.375%, 10/1/11	90	91
El Paso Production Holding Co.
7.75%, 6/1/13	(e)195	196
Equistar Chemicals LP
10.125%, 9/1/08	(e)110	125
10.625%, 5/1/11	55	63
Exodus Communications, Inc.
11.625%, 7/15/10	(a)(f)162	@—
Extendicare Health Services, Inc.
6.875%, 5/1/14	160	164
Fisher Scientific International, Inc.
6.75%, 8/15/14	(c)50	53
Fisher Scientific International, Inc.
8.00%, 9/1/13	15	17
8.125%, 5/1/12	56	63
Flowserve Corp.
12.25%, 8/15/10	(e)35	40
FMC Corp.
10.25%, 11/1/09	(e)50	59
Foundation PA Coal Co
7.25%, 8/1/14	(c)35	37
Fresenius Medical Care Capital Trust II
7.875%, 2/1/08	125	137
General Cable Corp.
9.50%, 11/15/10	45	50
General Nutrition Centers, Inc.
8.50%, 12/1/10	65	67
Georgia-Pacific Corp.
8.875%, 2/1/10	(e)160	188
Global Cash Access LLC
8.75%, 3/15/12	(c)55	59
Graham Packaging Co., Inc.
8.50%, 10/15/12	(c)55	56
Granite Broadcasting Corp.
9.75%, 12/1/10	35	33
Graphic Packaging International Corp.
9.50%, 8/15/13	(e)185	212
GulfTerra Energy Partners LP
8.50%, 6/1/10	25	29
10.625%, 12/1/12	85	107
Hanover Compressor Co.
8.625%, 12/15/10	25	27
9.00%, 6/1/14	45	50
Hanover Equipment Trust
8.50%, 9/1/08	(e)70	76
8.75%, 9/1/11	35	38
Harrah’s Operating Co., Inc.
7.875%, 12/15/05	(e)120	127
HCA, Inc.
6.30%, 10/1/12	(e)55	57
7.58%, 9/15/25	(e)65	68
7.69%, 6/15/25	(e)65	69
Hilcorp Energy I LP
10.50%, 9/1/10	(c)120	133
Hilton Hotels Corp.
7.625%, 12/1/12	(e)30	35
7.95%, 4/15/07	(e)115	127
Hollinger Participation Trust, PIK
12.125%, 11/15/10	(c)130	149
Host Marriott Corp.
7.875%, 8/1/08	9	9
Host Marriott LP
7.125%, 11/1/13	150	158
Houghton Mifflin Co.
0.00%, 10/15/13	(d)50	30
9.875%, 2/1/13	130	137
Huntsman International LLC
10.125%, 7/1/09	(e)150	158
Innophos, Inc.
8.875%, 8/15/14	(c)65	70

Portfolio of Investments (cont’d)

(Showing Percentage of Total Value of Investments)

		Face Amount (000)	Value (000)
United States (cont’d)
Corporate (cont’d)
Interep National Radio Sales, Inc.
10.00%, 7/1/08		$85	$67
Interface, Inc.
7.30%, 4/1/08		25	25
9.50%, 2/1/14		90	94
10.375%, 2/1/10		(e)30	34
Ipalco Enterprises, Inc.
8.625%, 11/14/11		30	34
Iron Mountain, Inc.
7.75%, 1/15/15		(e)40	43
8.625%, 4/1/13		(e)130	142
Isle of Capri Casinos, Inc.
7.00%, 3/1/14		155	157
ISP Holdings, Inc.
10.625%, 12/15/09		(e)155	171
Johnsondiversey, Inc.
9.625%, 5/15/12		125	141
9.625%, 5/15/12	EUR	25	35
Knology, Inc., PIK
12.00%, 11/30/09		$ (c)93	88
Koppers, Inc.
9.875%, 10/15/13		30	33
Laidlaw International, Inc.
10.75%, 6/15/11		120	138
Leiner Health Products, Inc.
11.00%, 6/1/12		(c)55	59
Lyondell Chemical Co.
10.50%, 6/1/13		95	110
Magnum Hunter Resources, Inc.
9.60%, 3/15/12		42	48
Manitowoc Co., Inc.
10.375%, 5/15/11	EUR	120	167
Marquee, Inc.
5.97%, 8/15/10		$ (b)(c)70	72
8.625%, 8/15/12		(c)25	27
MedCath Holdings Corp.
9.875%, 7/15/12		(c)100	105
MetroPCS, Inc.
10.75%, 10/1/11		105	113
MGM Mirage
5.875%, 2/27/14		115	111
6.00%, 10/1/09		(e)175	178
6.00%, 10/1/09		(c)20	21
Michael Foods, Inc.
8.00%, 11/15/13		75	79
Millennium America, Inc.
7.00%, 11/15/06		60	63
9.25%, 6/15/08		70	78
Mohegan Tribal Gaming Authority
7.125%, 8/15/14		(c)100	105
Monongahela Power Co.
5.00%, 10/1/06		105	109
MSW Energy Holdings II LLC
7.375%, 9/1/10		85	90
8.50%, 9/1/10		20	22
Murrin Murrin Holding Ltd.
9.375%, 8/31/07		(f)365	@—
Muzak LLC
9.875%, 3/15/09		90	67
10.00%, 2/15/09		60	53
Nalco Co.
7.75%, 11/15/11		40	43
8.875%, 11/15/13		130	140
National Nephrology Associates, Inc.
9.00%, 11/1/11		(c)20	23
Nebraska Book Co., Inc.
8.625%, 3/15/12		90	90
Nevada Power Co.
9.00%, 8/15/13		(e)140	162
Nextel Communications, Inc.
6.875%, 10/31/13		100	104
NMHG Holding Co.
10.00%, 5/15/09		110	122
Northwest Pipeline Corp.
8.125%, 3/1/10		(e)20	23
Ormat Funding Corp.
8.25%, 12/30/20		(c)155	154
Owens-Illinois, Inc.
7.35%, 5/15/08		(e)20	21
7.50%, 5/15/10		(e)235	241
Oxford Industries, Inc.
8.875%, 6/1/11		(c)45	49
Pacific Energy Partners LP/Pacific Energy Finance Corp.
7.125%, 6/15/14		(c)80	87
PanAmSat Corp.
9.00%, 8/15/14		(c)60	63
PanAmSat Holding Corp.
0.00%, 11/1/14		(c)(d)175	103

Portfolio of Investments (cont’d)

(Showing Percentage of Total Value of Investments)

	Face Amount (000)	Value (000)
United States (cont’d)
Corporate (cont’d)
PEI Holdings, Inc.
11.00%, 3/15/10	$ (e)32	$37
Petro Stopping Centers LP / Petro Financial Corp.
9.00%, 2/15/12	135	144
PG&E Corp.
6.875%, 7/15/08	45	49
Phillips-Van Heusen
7.25%, 2/15/11	125	131
Pilgrim’s Pride Corp.
9.25%, 11/15/13	45	50
9.625%, 9/15/11	160	180
Plains Exploration & Production Co.
7.125%, 6/15/14	(c)60	65
Pliant Corp.
13.00%, 6/1/10	125	108
Prestige Brands, Inc.
9.25%, 4/15/12	(c)20	20
Primedia, Inc.
8.875%, 5/15/11	(e)195	196
Primus Telecommunications Group, Inc.
8.00%, 1/15/14	170	127
PSEG Energy Holdings LLC
8.625%, 2/15/08	(e)85	94
Qwest Communications International, Inc.
5.211%, 2/15/09	(b)(c)(e)90	86
Qwest Corp.
5.625%, 11/15/08	25	25
6.625%, 9/15/05	15	15
Qwest Services Corp.
13.50%, 12/15/07	(c)120	137
Rayovac Corp.
8.50%, 10/1/13	65	71
Refco Finance Holdings LLC
9.00%, 8/1/12	(c)205	220
Renaissance Media Group LLC
10.00%, 4/15/08	(d)45	47
Rhythms NetConnections, Inc.
13.50%, 5/15/08	(f)570	@—
14.00%, 2/15/10	(a)(f)179	@—
Rite Aid Corp.
7.125%, 1/15/07	65	66
8.125%, 5/1/10	25	26
Rockwood Specialties Group, Inc.
10.625%, 5/15/11	85	94
Rural Cellular Corp.
6.38%, 3/15/10	(b)(c)55	56
Salem Communications Holding Corp.
9.00%, 7/1/11	(e)215	236
SBA Communications Corp.
10.25%, 2/1/09	160	172
SBA Telecommunications, Inc./SBA Communications Corp.
0.00%, 12/15/11	(d)90)	73
Smithfield Foods, Inc.
7.00%, 8/1/11	(c)75	79
7.625%, 2/15/08	(e)115	123
8.00%, 10/15/09	(e)50	55
Sonic Automotive, Inc.
8.625%, 8/15/13	90	96
Southern Natural Gas Co.
8.875%, 3/15/10	45	51
Starwood Hotels & Resorts Worldwide, Inc.
7.875%, 5/1/12	(e)125	142
Station Casinos, Inc.
6.00%, 4/1/12	5	5
6.50%, 2/1/14	130	133
Team Health, Inc.
9.00%, 4/1/12	(c)100	100
Technical Olympic USA, Inc.
9.00%, 7/1/10	115	126
10.375%, 7/1/12	(e)65	73
Tekni-Plex, Inc.
8.75%, 11/15/13	(c)45	43
Tempur-Pedic, Inc.
10.25%, 8/15/10	27	31
Tenet Healthcare Corp.
6.50%, 6/1/12	(e)35	31
7.375%, 2/1/13	(e)20	19
9.875%, 7/1/14	(c)50	52
Tenneco Automotive, Inc.
11.625%, 10/15/09	85	90
Tesoro Petroleum Corp.
9.625%, 4/1/12	50	58
THL Buildco, Inc.
8.50%, 9/1/14	(c)145	153
Transcontinental Gas Pipe Line Corp.
8.875%, 7/15/12	(e)40	49
Trimas Corp.
9.875%, 6/15/12	165	172

Portfolio of Investments (cont’d)

(Showing Percentage of Total Value of Investments)

	Face Amount (000)	Value (000)
United States (cont’d)
Corporate (cont’d)
TRW Automotive, Inc.
9.375%, 2/15/13	$ (e)102	$117
UbiquiTel Operating Co.
0.00%, 4/15/10	(d)35	37
9.875%, 3/1/11	15	16
9.875%, 3/1/11	(c)85	89
UCAR Finance, Inc.
10.25%, 2/15/12	90	103
United Rentals North America, Inc.
6.50%, 2/15/12	85	82
7.75%, 11/15/13	(e)110	104
United States Steel Corp.
9.75%, 5/15/10	72	83
Venetian Casino Resort LLC
11.00%, 6/15/10	60	70
Vertis, Inc.
13.50%, 12/7/09	(c)80	80
Vintage Petroleum, Inc.
7.875%, 5/15/11	125	134
VWR International, Inc.
6.875%, 4/15/12	(c)40	42
8.00%, 4/15/14	(c)50	53
Waste Management, Inc.
7.125%, 12/15/17	(e)40	46
7.65%, 3/15/11	(e)50	58
Westlake Chemical Corp.
8.75%, 7/15/11	29	33
WII Components, Inc.
10.00%, 2/15/12	40	39
Williams Cos., Inc.
7.875%, 9/1/21	(e)170	190
Xerox Corp.
7.125%, 6/15/10	130	139
		17,374
Venezuela (1.9%)
Sovereign (1.9%)
Republic of Venezuela
8.50%, 10/8/14	120	117
9.375%, 1/13/34	180	178
10.75%, 9/19/13	180	203
10.75%, 9/19/13	(c)190	214
		712
TOTAL DEBT INSTRUMENTS (Cost $35,772)		36,684

	Shares
COMMON STOCKS (0.0%)
United Kingdom (0.0%)
Viatel Holding Bermuda Ltd.	(g)290	@—
United States (0.0%)
Paxson Communications Corp.	(g)9,294	1
TOTAL COMMON STOCKS (Cost $380)		1
PREFERRED STOCKS (0.8%)
United States (0.8%)
Paxson Communications Corp., PIK, 14.25%	16	120
TNP Enterprises, Inc., PIK, 14.50%	161	181
TOTAL PREFERRED STOCKS (Cost $177)		301

	No. of Warrants
WARRANTS (0.0%)
Nigeria (0.0%)
Central Bank of Nigeria, expiring 11/15/20	(d)(f)(g)250	@—
United States (0.0%)
SW Acquisition LP, expiring 4/1/11	(c)(g)220	7
Venezuela (0.0%)
Republic of Venezuela Oil-Linked Payment Obligation, expiring 4/15/20	(b)(g)950	@—
TOTAL WARRANTS (Cost $6)		7

	Face Amount (000)
SHORT-TERM INVESTMENTS (3.1%)
United States (3.1%)
Repurchase Agreement (2.9%)
J.P. Morgan Securities, Inc., 1.60%, dated 9/30/04, due 10/1/04, repurchase price $1,097	$ (h)1,097	1,097
U.S. Treasury Security (0.2%)
United States Treasury Bill
1.73%, 1/13/05	100	99
TOTAL SHORT-TERM INVESTMENTS (Cost $1,197)		1,196

Portfolio of Investments (cont’d)

(Showing Percentage of Total Value of Investments)

	Face Amount (000)	Value (000)
TOTAL INVESTMENTS + (100.0%) (Cost $37,532)		$38,189
LIABILITIES LESS OTHER ASSETS		(5,189)
TOTAL NET ASSETS		$33,000

(a)           Security is in default.

(b)           Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in designated base rates. The rates shown are those in effect on September 30, 2004.

(c)           144A Security - Certain conditions for public sale may exist.

(d)           Step Bond - coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2004. Maturity date disclosed is ultimate maturity.

(e)           Denotes all or a portion of securities subject to repurchase under the Reverse Repurchase Agreements as of September 30, 2004. See note A-3 to financial statements.

(f)            Security was valued at fair value - At September 30, 2004, the Fund held fair-valued securities, each valued at less than $500, representing less than 0.05% of net assets.

(g)           Non-income producing.

(h)           The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.

@            Amount is less than $500.

EUR        Euro

PIK         Payment-in-Kind. Income may be paid in additional securities or cash at the discretion of the issuer.

+              At September 30, 2004, the U.S. Federal income tax cost basis of investments was approximately $37,532,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $657,000 of which $2,564,000 related to appreciated securities and $1,907,000 related to depreciated securities.

Futures Contracts:

The Fund had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)
Short:
5 Year U.S. Treasury Note	42	$4,652	Dec-04	$(24)
10 Year U.S. Treasury Note	2	225	Dec-04	(1)
				$(25)

Foreign Currency Exchange Contract Information:

The Fund had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)

EUR	20	$25	10/26/04	US$	25	$25	$ @—
EUR	630	783	10/26/04	US$	772	772	(11)
EUR	210	261	10/26/04	US$	257	257	(4)
US$	24	24	10/26/04	EUR	20	25	1
US$	30	30	10/26/04	EUR	25	31	1
		$1,123				$1,110	$(13)

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Global Opportunity Bond Fund, Inc.
By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	November 19, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	November 19, 2004

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	November 19, 2004